SBA LOAN PAYABLE (Details Narrative) - EIDL Loan [Member] - USD ($)	Jul. 08, 2020	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Proceeds from loans	$ 150,000
Accrued interest rate	3.75%
Notes payable		$ 150,000	$ 150,000